Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Properties	Leasehold improvement	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost:
As of January 1, 2024	70,549	—	150	492	71,191
Additions	226,165	—	8	544	226,717
Disposal of subsidiaries	—	—	—	(212)	(212)
Exchange realignment	(1,850)	—	(6)	(61)	(1,917)

As of December 31, 2024	298,774	—	152	763	299,689
Additions	19,966	1,749	—	—	21,715
Disposal of subsidiaries	—	—	(4)	—	(4)
Exchange realignment	10,761	(78)	130	22	10,835

As of December 31, 2025	329,501	1,671	278	785	332,235

Accumulated depreciation:
As of January 1, 2024	(987)	—	(28)	(122)	(1,137)
Charge for the year	(6,426)	—	(31)	(273)	(6,730)
Disposal of subsidiaries	—	—	—	145	145
Exchange realignment	(506)	—	(2)	(10)	(518)

As of December 31, 2024	(7,919)	—	(61)	(260)	(8,240)
Charge for the year	(9,383)	(253)	(4)	(264)	(9,904)
Disposal of subsidiaries	—	—	4	—	4
Exchange realignment	71	30	(128)	1	(26)
		—
As of December 31, 2025	(17,231)	(223)	(189)	(523)	(18,166)

Carrying amount:
As of December 31, 2025	312,270	1,448	89	262	314,069

As of December 31, 2024	290,855	—	91	503	291,449